Revenue - Additional Information (Details) - oz	Mar. 10, 2020	Dec. 31, 2021
Offtake Arrangement | Los Filos
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of ounces to be delivered before pricing mechanism using offset arrangement	1,100,000
Number of ounces delivered under offtake arrangements		300,000
Offtake Arrangement | Fazenda, RDM, Pilar and Santa Luz
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of ounces to be delivered before pricing mechanism using offset arrangement	700,000
Number of ounces delivered under offtake arrangements		200,000
Silver Streaming Arrangement | WPM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash payment per ounce	3.90	4.53
Gold | Offtake Arrangement | Los Filos
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of gold production to be issued to offset arrangement	50.00%
Gold | Offtake Arrangement | Fazenda, RDM, Pilar and Santa Luz
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of gold production to be issued to offset arrangement	35.00%
Silver | Silver Streaming Arrangement | WPM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of ounces to be payable using streaming arrangement	5,000,000
Number of ounces delivered under streaming arrangement		2,000,000